Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Foreign Currency Translation

Basis of Presentation and Foreign Currency Translation

The consolidated financial statements have been prepared in U.S. dollars, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The consolidated financial statements include 100% of the accounts of wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Business Combination

Business Combination

We account for business acquisitions under ASC Topic 805, Business Combinations (“ASC Topic 805”). The total purchase consideration for an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities assumed at the acquisition date. Costs that are directly attributable to the acquisition are expensed as incurred. Identifiable assets (including intangible assets) and liabilities assumed (including contingent liabilities) are measured initially at their fair values at the acquisition date. We recognize goodwill if the fair value of the total purchase consideration is in excess of the net fair value of the identifiable assets acquired and the liabilities assumed. We recognize a bargain purchase gain within Other income (expense), net, in the consolidated statement of operations if the net fair value of the identifiable assets acquired and the liabilities assumed is in excess of the fair value of the total purchase consideration. We include the results of operations of the acquired business in the consolidated financial statements beginning on the acquisition date.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in the related notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, those related to revenue, useful lives and realizability of long-lived assets, accounting for income taxes and related valuation allowances, and unit and stock-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.

Operating Segments

Operating Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company does not accumulate discrete financial information with respect to separate divisions and does not have separate operating or reportable segments. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid, short-term investments with a maturity of three months or less when purchased. Cash equivalents consist of money market funds and are carried at cost, which approximates fair value. The balances, at times, may exceed FDIC Insured limits. The Company believes that, as of December 31, 2023, its risk relating to deposits exceeding federally insured limits was not significant.

Accounts Receivable

Accounts Receivable

Accounts receivable are unsecured, recorded at net realizable value, and do not bear interest. Accounts receivable are considered past due if not paid within the terms established between the Company and the customer. Amounts are only written off after all attempts at collections have been exhausted. The Company determines the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. As of December 31, 2023 and 2022, the Company established allowances of $0 and $102,700 respectively. The net receivable balances outstanding are fully collectible.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from 0 to 90 days from the invoice date. For the year ended December 31, 2023, there was 1 customer that accounted for 10% or more of total revenue, and there were 2 customers that accounted for 10% or more of total revenue for the years ended December 31, 2022 . The following table represents these customers’ aggregate percent of total revenue:

 Schedule Of Aggregate Percentage Revenue and Accounts Receivable

	Year Ended
	December 31, 2023	December 31, 2022

Customer 1	52%	31%
Customer 2	-	22%
Aggregate Percent of Total Revenue	52%	53%

As of December 31, 2023, three customers accounted for more than 10% of the Company’s accounts receivable balance, and two customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	Year Ended
	December 31, 2023	December 31, 2022
Customer 1	-	40%
Customer 2	36%	-
Customer 3	33%	-
Customer 4	-	32%
Customer 5	27%	-
Aggregate Percent of Total Accounts Receivable	96%	72%

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. The straight-line method is used for computing depreciation and amortization. Assets are depreciated over their estimated useful lives ranging from three to five years. Cost of maintenance and repairs are charged to expense when incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss would be recognized when the estimated future undiscounted net cash flows from the use of the asset are less than the carrying amount of that asset. There have been no losses during the years ended December 31, 2023 or December 31, 2022.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

We measure the fair value of money market funds and certain marketable equity securities based on quoted prices in active markets for identical assets or liabilities. Other marketable securities were valued either based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. We did not hold significant amounts of marketable securities categorized as Level 3 assets as of the years ended December 31, 2022 and December 31, 2023.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, convertible notes payable and certain privately issued warrants. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable financial instruments approximate their fair value due to their short-term nature. The Company’s Private Warrants estimated fair values are provided by a third party pricing vendor and are reviewed by the Company’s management. The Private Warrants valuations are based on unobservable inputs reflecting the vendor’s assumptions, consistent with reasonably available assumptions made by other market participants and thus are classified as Level 3.

Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with the five-step model set forth by Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“Topic 606”), which involves identification of the contract, identification of performance obligations in the contract, determination of the transaction price, allocation of the transaction price to the previously identified performance obligations, and revenue recognition as the performance obligations are satisfied.

Revenue from all customers is recognized when a performance obligation is satisfied by transferring control of a distinct good or service to a customer. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under Topic 606. A contract’s transaction price is allocated to each distinct performance obligation in proportion to the standalone selling price for each and recognized as revenue when, or as, the performance obligation is satisfied.

Individual promised goods and services in a contract are considered a performance obligation and accounted for separately if the good or service is distinct. A good or service is considered distinct if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement.

The transaction price for the products is the invoiced amount. Advanced billings from contracts are deferred and recognized as revenue when earned. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable The Company excludes from revenue taxes collected from a customer that are assessed by a governmental authority and imposed on and concurrent with a specific revenue-producing transaction. Deferred revenue consists of payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. The Company receives payments from customers based upon contractual billing schedules. Accounts receivable is recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts typically range from zero to 90 days, with typical terms of 30 days.

The Company generates revenue from two streams: (1) iRWD (imaging Real World Data) which provides regulatory grade imaging and clinical data in the Pharmaceutical, Device Manufacturing, CRO’s and AI markets and (2) BEAM which is a Medical Imaging Exchange platform between Hospital/Healthcare Systems, Imaging Centers, Physicians and Patients. iRWD is sold on a fixed fee basis based on the number of data units and the cost per data unit committed to in the customer contract. Revenue is recognized when the data is delivered to the customer. Beam revenue is subscription-based revenue which is recognized ratably over the subscription period committed to by the customer. The Company invoices its Beam customers quarterly or annually in advance with the customer contracts automatically renewing unless the customer issues a cancellation notice.

Income Taxes

Income Taxes

The Company is subject to U.S. federal, state and local income taxes. The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC Topic 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities.

ASC Topic 740 prescribes a two-step approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affects amounts reported in the financial statements. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimate will be recorded in the period in which such determination is made. The Company reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense

Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The Company provides deferred taxes at the enacted tax rate that is expected to apply when the temporary differences reverse. The Company has recorded a full valuation allowance against the net deferred tax asset due to the uncertainty of realizing the related benefits.

Patents and Trademarks

Patents and Trademarks

Costs associated with the submission of a patent application are expensed as incurred given the uncertainty of the patents resulting in probable future economic benefits to the Company and are included in research and development expenses on the consolidated statements of operations.

Research and Development

Research and Development

The Company account for its research and development cost in accordance with ASC Topic 730, Research and Development (“ASC Topic 730”). ASC Topic 730 requires that all R&D costs be recognized as an expense as incurred. However, some costs associated with R&D activities that have an alternative future use (e.g., materials, equipment, facilities) may be capitalizable. For the years ended December 31, 2023 and December 31, 2022 research and development expenditures were charged to operating expense as incurred..

Stock-based Compensation

Stock-based Compensation

The Company has a stock-based compensation plan, which is described in more detail in Note 8. The fair value of stock option and warrant grants are determined on the date of grant using the Black Scholes valuation model. Forfeitures of stock based awards are recorded as the actual forfeitures occur. Stock based compensation expense is recognized over the service period, net of estimated forfeitures, using the straight-line method. The Company converted all unvested stock based compensation awards to common shares in the year ended December 31, 2023.

General, and Administrative Expenses

General, and Administrative Expenses

General and administrative expenses include all costs that are not directly related to satisfaction of customer contracts. General, and administrative expenses include items for the Company’s selling and administrative functions, such as sales, finance, legal, human resources, and information technology support. These functions include costs for items such as salaries and benefits and other personnel-related costs, maintenance and supplies, professional fees for external legal, accounting, and other consulting services, intangible asset amortization, and depreciation expense.

Emerging Growth Company

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company , can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in us including the additional required disclosures when adopted. We are currently evaluating the provisions of this ASU and expect to adopt them for the year ending December 31, 2024.

In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. We are currently evaluating the ASU to determine its impact on our income tax disclosures.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASC Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. We adopted this ASU prospectively on January 1, 2023. This ASU has not and is currently not expected to have a material impact on our consolidated financial statements.